Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Revenue

Deferred revenue as of December 31, 2017 and December 31, 2016, consist of the following:

Balance per December 31 (euros in thousands)	2017 Restated	2016 Restated
Deferred revenue—current portion	15,935	3,492
Deferred revenue	112,551	27,934

	128,486	31,426